FINANCIAL INSTRUMENTS - Sensitivity Analysis of Market Risk (Details) $ in Millions	Dec. 31, 2019 CAD ($) $ / bbl $ / gal $ / $ $ / GJ
Frac spread related Natural gas
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Value of reasonably possible increase in price | $ / GJ	0.25
Value of reasonably possible decrease in price | $ / GJ	0.25
Increase (decrease) in earnings due to reasonably possible increase in price	$ 9
Increase (decrease) in earnings due to reasonably possible decrease in price	$ (9)
Frac spread related NGL (includes propane, butane and condensate)
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Value of reasonably possible increase in price | $ / gal	0.10
Value of reasonably possible decrease in price | $ / gal	0.10
Increase (decrease) in earnings due to reasonably possible increase in price	$ (43)
Increase (decrease) in earnings due to reasonably possible decrease in price	$ 43
Foreign exchange interest rate
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Value of reasonably possible increase in price | $ / $	0.10
Value of reasonably possible decrease in price | $ / $	0.10
Increase (decrease) in earnings due to reasonably possible increase in price	$ (46)
Increase (decrease) in earnings due to reasonably possible decrease in price	$ 46
Product margin on Crude oil
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Value of reasonably possible increase in price | $ / bbl	2.50
Value of reasonably possible decrease in price | $ / bbl	2.50
Increase (decrease) in earnings due to reasonably possible increase in price	$ (2)
Increase (decrease) in earnings due to reasonably possible decrease in price	$ 2
Product margin on NGL
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Value of reasonably possible increase in price | $ / gal	0.10
Value of reasonably possible decrease in price | $ / gal	0.10